GOODWILL - Narrative (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	8.50%
Terminal rate applied to cash flow projections	900.00%
Period over which management has projected cash flows	4 years
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	17.00%
Terminal rate applied to cash flow projections	3000.00%
Period over which management has projected cash flows	18 years